FAIR VALUE - Mortgage Servicing Rights - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
MSRs
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Sensitivity analysis of fair value, impact of 10 percent adverse change in prepayment speed, increase (decrease)	$ (2.2)
Sensitivity analysis of fair value, impact of 20 percent adverse change in prepayment speed, increase (decrease)	(4.3)
Sensitivity analysis of fair value, impact of 10 percent adverse change in discount rate, increase (decrease)	(2.9)
Sensitivity analysis of fair value, impact of 20 percent adverse change in discount rate, increase (decrease)	(5.6)
Residential mortgages
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Principal balance of loans serviced for others	$ 6,600.0	$ 7,400.0